Summary of Significant Accounting Policies - Property, Plant and Equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Instruments and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Instruments and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office Equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office Equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years